Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	15.835
Maximum Aggregate Offering Price	$ 55,422,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,653.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers any additional securities that may from time to time be offered or issued pursuant to the adjustment provisions of the below referenced plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents shares of common stock, par value $0.0001 per share ("Common Stock"), of the Registrant available for issuance but not yet issued as of the date of this registration statement under the Fulgent Genetics, Inc. 2026 Equity Incentive Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported by the Nasdaq Global Market on May 12, 2026, a date that is within five business days prior to the filing of the registration statement.